Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon Global Emerging Markets Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with Maximum Sales Charge - 5.75%
Account Value	$ 15,002	$ 12,666	$ 11,954	$ 18,143	$ 14,626	$ 10,476	$ 8,857	$ 11,238	$ 8,989	$ 8,314	$ 9,425
BNY Mellon Global Emerging Markets Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 14,758	12,551	11,938	18,253	14,828	10,698	9,116	11,657	9,396	8,750	10,000
BNY Mellon Global Emerging Markets Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,310	13,730	12,926	19,568	15,734	11,244	9,480	12,002	9,583	8,832	10,000
BNY Mellon Global Emerging Markets Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,639,900	1,380,525	1,298,613	1,964,952	1,578,547	1,126,995	950,161	1,202,335	959,771	884,862	1,000,000
BNY Mellon Yield Enhancement Strategy Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with Maximum Sales Charge - 4.50%
Account Value	$ 12,547	11,188	10,624	12,044	11,438	11,241	10,558	10,472	10,032	9,557	9,547
BNY Mellon Yield Enhancement Strategy Fund - Class C
Account Value [Line Items]
Account Value	$ 12,286	11,008	10,516	12,002	11,460	11,336	10,710	10,708	10,365	9,934	10,000
BNY Mellon Yield Enhancement Strategy Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,658	12,106	11,438	12,901	12,200	11,946	11,180	11,047	10,556	10,032	10,000
BNY Mellon Yield Enhancement Strategy Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,373,688	1,216,995	1,149,262	1,295,948	1,225,135	1,199,023	1,121,707	1,108,095	1,058,148	1,004,192	1,000,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,012	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,488	10,451	12,394	12,454	11,728	10,517	10,737	10,642	10,196	10,000
Lipper Alternative Credit Focus Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Alternative Credit Focus Funds Index
Account Value	$ 12,279	$ 11,044	$ 10,537	$ 11,783	$ 11,152	$ 11,098	$ 10,558	$ 10,548	$ 10,059	$ 9,842	$ 10,000